UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D. C. 20549

FORM N-CSRS

Investment Company Act file number   811-05385

DWS Value Series, Inc.
 (Exact Name of Registrant as Specified in Charter)

345 Park Avenue
New York, NY 10154-0004
 (Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (201) 593-6408

Paul Schubert
100 Plaza One
Jersey City, NJ 07311
 (Name and Address of Agent for Service)

Date of fiscal year end:	11/30

Date of reporting period:	5/31/2011

ITEM 1.	REPORT TO STOCKHOLDERS

MAY 31, 2011 Semiannual Report to Shareholders

DWS Dreman Mid Cap Value Fund

Contents
4 Performance Summary
7 Information About Your Fund's Expenses
9 Portfolio Summary
11 Investment Portfolio
15 Statement of Assets and Liabilities
17 Statement of Operations
18 Statement of Changes in Net Assets
19 Financial Highlights
25 Notes to Financial Statements
34 Summary of Management Fee Evaluation by Independent Fee Consultant
38 Account Management Resources
40 Privacy Statement

This report must be preceded or accompanied by a prospectus. To obtain a summary prospectus, if available, or prospectus for any of our funds, refer to the Account Management Resources information provided in the back of this booklet. We advise you to consider the fund's objectives, risks, charges and expenses carefully before investing. The summary prospectus and prospectus contain this and other important information about the fund. Please read the prospectus carefully before you invest.

Any fund that focuses in a particular segment of the market will generally be more volatile than a fund that invests more broadly. Stocks of medium-sized companies involve greater risk than securities of larger, more-established companies. Stocks may decline in value. See the prospectus for details.

DWS Investments is part of Deutsche Bank's Asset Management division and, within the US, represents the retail asset management activities of Deutsche Bank AG, Deutsche Bank Trust Company Americas, Deutsche Investment Management Americas Inc. and DWS Trust Company.

NOT FDIC/NCUA INSURED NO BANK GUARANTEE MAY LOSE VALUE NOT A DEPOSIT NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY

Performance Summary May 31, 2011
Average Annual Total Returns as of 5/31/11
Unadjusted for Sales Charge	6-Month‡	1-Year	3-Year	5-Year	Life of Fund*
Class A	17.25%	30.10%	2.85%	4.83%	5.64%
Class B	16.80%	28.88%	2.09%	4.07%	4.90%
Class C	16.84%	28.94%	2.09%	4.07%	4.89%
Adjusted for the Maximum Sales Charge
Class A (max 5.75% load)	10.51%	22.62%	0.84%	3.59%	4.57%
Class B (max 4.00% CDSC)	12.80%	25.88%	1.44%	3.90%	4.77%
Class C (max 1.00% CDSC)	15.84%	28.94%	2.09%	4.07%	4.89%
No Sales Charges
Class R	17.04%	29.66%	2.52%	4.49%	5.30%
Class S	17.49%	30.34%	3.17%	5.17%	6.02%
Institutional Class	17.45%	30.42%	3.21%	5.20%	6.09%
Russell Midcap® Value Index+	17.77%	29.36%	3.99%	4.68%	5.45%

Sources: Lipper Inc. and Deutsche Investment Management Americas Inc.

‡ Total returns shown for periods less than one year are not annualized.

* The Fund commenced operations on August 2, 2005. Index returns began on July 31, 2005.
Average Annual Total Returns as of 3/31/11 (most recent calendar quarter end)
Unadjusted for Sales Charge	1-Year	3-Year	5-Year	Life of Fund*
Class A	20.50%	4.74%	4.33%	5.42%
Class B	19.42%	3.96%	3.59%	4.70%
Class C	19.57%	4.00%	3.62%	4.70%
Adjusted for the Maximum Sales Charge
Class A (max 5.75% load)	13.57%	2.69%	3.10%	4.32%
Class B (max 4.00% CDSC)	16.42%	3.34%	3.42%	4.55%
Class C (max 1.00% CDSC)	19.57%	4.00%	3.62%	4.70%
No Sales Charges
Class R	20.12%	4.42%	4.01%	5.09%
Class S	20.73%	5.07%	4.69%	5.82%
Institutional Class	20.81%	5.11%	4.71%	5.88%
Russell Midcap® Value Index+	22.26%	6.61%	4.04%	5.26%

Sources: Lipper Inc. and Deutsche Investment Management Americas Inc.

* The Fund commenced operations on August 2, 2005. Index returns began on July 31, 2005.

Performance in the Average Annual Total Returns table(s) above and the Growth of an Assumed $10,000 Investment line graph that follows is historical and does not guarantee future results. Investment return and principal fluctuate, so your shares may be worth more or less when redeemed. Current performance may differ from performance data shown. Please visit www.dws-investments.com for the Fund's most recent month-end performance. Performance includes reinvestment of all distributions. Unadjusted returns do not reflect sales charges and would have been lower if they had.

The gross expense ratios of the Fund, as stated in the fee table of the prospectus dated March 1, 2011 are 1.40%, 2.27%, 2.15%, 1.70%, 1.13% and 1.02% for Class A, Class B, Class C, Class R, Class S and Institutional Class shares, respectively, and may differ from the expense ratios disclosed in the Financial Highlights tables in this report.

Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees or expenses. It is not possible to invest directly into an index.

Performance figures do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The returns for Class R shares for periods prior to inception on March 1, 2011 are derived from the historical performance of Class A shares of DWS Dreman Mid Cap Value Fund during such periods and have been adjusted to reflect higher total annual operating expenses of Class R. Any difference in expenses will affect performance.
Growth of an Assumed $10,000 Investment (Adjusted for Maximum Sales Charge)
[] DWS Dreman Mid Cap Value Fund — Class A [] Russell Midcap Value Index+

The Fund's growth of an assumed $10,000 investment is adjusted for the maximum sales charge of 5.75%. This results in a net initial investment of $9,425.

The growth of $10,000 is cumulative.

Performance of other share classes will vary based on the sales charges and the fee structure of those classes.

* The Fund commenced operations on August 2, 2005. Index returns began on July 31, 2005.

+ Russell Midcap Value Index is an unmanaged index measuring the performance of those Russell Midcap companies with lower price-to-book ratios and lower forecasted growth values.
Net Asset Value and Distribution Information
	Class A	Class B	Class C	Class R	Class S	Institutional Class
Net Asset Value: 5/31/11	$12.13	$12.08	$12.08	$12.12	$12.13	$12.14
3/1/11 (Commencement of Operations)	$—	$—	$—	$11.66	$—	$—
11/30/10	$10.43	$10.35	$10.34	$—	$10.44	$10.46
Distribution Information: Six Months as of 5/31/11: Income Dividends	$.09	$.01	$.01	$—	$.12	$.13

Lipper Rankings — Multi-Cap Core Funds Category as of 5/31/11
Period	Rank		Number of Fund Classes Tracked	Percentile Ranking (%)
Class A 1-Year	116	of	820	15
3-Year	186	of	721	26
5-Year	122	of	603	21
Class B 1-Year	187	of	820	23
3-Year	270	of	721	38
5-Year	200	of	603	34
Class C 1-Year	182	of	820	23
3-Year	268	of	721	38
5-Year	199	of	603	33
Class S 1-Year	109	of	820	14
3-Year	168	of	721	24
5-Year	97	of	603	17
Institutional Class 1-Year	103	of	820	13
3-Year	165	of	721	23
5-Year	94	of	603	16

Source: Lipper Inc. Rankings are historical and do not guarantee future results. Rankings are based on total return unadjusted for sales charges with distributions reinvested. If sales charges had been included, rankings might have been less favorable.

Information About Your Fund's Expenses

As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include sales charges (loads) and account maintenance fees, which are not shown in this section. The following tables are intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. In the most recent six-month period, Class B and R shares limited these expenses; had they not done so, expenses would have been higher. The example in the table is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (December 1, 2010 to May 31, 2011).

The tables illustrate your Fund's expenses in two ways:

•Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses (but not transaction costs) paid on a $1,000 investment in the Fund using the Fund's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line under the share class you hold.

• Hypothetical 5% Fund Return. This helps you to compare your Fund's ongoing expenses (but not transaction costs) with those of other mutual funds using the Fund's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. An account maintenance fee of $6.25 per quarter for Class S shares may apply for certain accounts whose balances do not meet the applicable minimum initial investment. This fee is not included in these tables. If it was, the estimate of expenses paid for Class S shares during the period would be higher, and account value during the period would be lower, by this amount.
Expenses and Value of a $1,000 Investment for the six months ended May 31, 2011
Actual Fund Return	Class A	Class B	Class C	Class R*	Class S	Institutional Class
Beginning Account Value 12/1/10	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 5/31/11	$1,172.50	$1,168.00	$1,168.40	$1,039.50	$1,174.90	$1,174.50
Expenses paid per $1,000**	$7.26	$11.46	$11.14	$4.22	$5.75	$5.15
Hypothetical 5% Fund Return	Class A	Class B	Class C	Class R	Class S	Institutional Class
Beginning Account Value 12/1/10	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 5/31/11	$1,018.25	$1,014.36	$1,014.66	$1,016.65	$1,019.65	$1,020.19
Expenses Paid per $1,000**	$6.74	$10.65	$10.35	$8.35	$5.34	$4.78

* For the period from March 1, 2011 (commencement of Class R shares) through May 31, 2011.

** Expenses (hypothetical expenses if Class R had been in existence from December 31, 2010) are equal to the Fund's annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by 365.
Annualized Expense Ratios	Class A	Class B	Class C	Class R	Class S	Institutional Class
DWS Dreman Mid Cap Value Fund	1.34%	2.12%	2.06%	1.66%	1.06%	.95%

For more information, please refer to the Fund's prospectus.

Portfolio Summary
Asset Allocation (As a % of Investment Portfolio excluding Securities Lending Collateral)	5/31/11	11/30/10

Common Stocks	98%	96%
Cash Equivalents	2%	4%
	100%	100%

Sector Diversification (As a % of Common Stocks)	5/31/11	11/30/10

Financials	24%	22%
Information Technology	14%	12%
Industrials	12%	13%
Energy	11%	14%
Health Care	10%	10%
Consumer Discretionary	8%	9%
Consumer Staples	8%	7%
Utilities	7%	5%
Materials	6%	6%
Telecommunication Services	—	2%
	100%	100%

Asset allocation and sector diversification are subject to change.
Ten Largest Equity Holdings at May 31, 2011 (17.3% of Net Assets)
1. Zimmer Holdings, Inc. Manufacturer and distributor of orthopedic reconstructive implants	1.8%
2. CIGNA Corp. Provider of health care services	1.8%
3. Arrow Electronics, Inc. Distributes electronic components and computer products to industrial and commercial customers	1.8%
4. R.R. Donnelley & Sons Co. Provider of commercial printing and information services	1.7%
5. Lorillard, Inc. Manufactures and sells cigarettes	1.7%
6. Duke Realty Corp. Owner and developer of industrial and retail properties	1.7%
7. Discover Financial Services Credit card issuer and electronic payment services company	1.7%
8. Kinetic Concepts, Inc. Provider of services that accelerate the healing process	1.7%
9. DPL, Inc. An energy holding company	1.7%
10. Norfolk Southern Corp. Provides rail transportation and services	1.7%

Portfolio holdings are subject to change.

For more complete details about the Fund's investment portfolio, see page 11. A quarterly Fact Sheet is available upon request. Please see the Account Management Resources section for contact information.

Following the Fund's fiscal first and third quarter-end, a complete portfolio holdings listing is filed with the SEC on Form N-Q. The form will be available on the SEC's Web site at www.sec.gov, and it also may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling (800) SEC-0330. The Fund's portfolio holdings are also posted on www.dws-investments.com from time to time. Please see the Fund's current prospectus for more information.

Investment Portfolio as of May 31, 2011 (Unaudited)
	Shares	Value ($)

Common Stocks 98.5%
Consumer Discretionary 8.1%
Household Durables 1.3%
Whirlpool Corp.	34,080	2,855,904
Leisure Equipment & Products 1.6%
Mattel, Inc.	128,630	3,395,189
Multiline Retail 1.2%
Big Lots, Inc.*	81,350	2,717,904
Specialty Retail 4.0%
Best Buy Co., Inc.	98,295	3,121,849
Staples, Inc.	167,050	2,809,781
The Gap, Inc.	147,230	2,856,262
		8,787,892
Consumer Staples 7.7%
Beverages 1.5%
Molson Coors Brewing Co. "B"	71,090	3,316,349
Food & Staples Retailing 1.4%
SUPERVALU, Inc. (a)	299,220	3,069,997
Food Products 1.6%
Dean Foods Co.*	247,990	3,442,101
Household Products 1.5%
Energizer Holdings, Inc.*	42,340	3,262,297
Tobacco 1.7%
Lorillard, Inc.	32,750	3,775,420
Energy 10.8%
Energy Equipment & Services 3.6%
Ensco PLC (ADR) (a)	61,480	3,278,114
McDermott International, Inc.*	91,670	1,945,237
Transocean Ltd.	40,770	2,825,769
		8,049,120
Oil, Gas & Consumable Fuels 7.2%
Arch Coal, Inc.	92,570	2,766,917
Chesapeake Energy Corp.	93,612	2,933,800
Nexen, Inc.	133,890	3,092,859
Ultra Petroleum Corp.* (a)	72,546	3,527,187
Valero Energy Corp.	125,280	3,445,200
		15,765,963
Financials 24.1%
Capital Markets 2.9%
Ameriprise Financial, Inc.	52,860	3,236,618
Apollo Investment Corp.	276,244	3,151,944
		6,388,562
Commercial Banks 4.4%
Comerica, Inc. (a)	92,390	3,336,203
Fifth Third Bancorp.	262,540	3,428,772
SunTrust Banks, Inc.	107,060	3,011,598
		9,776,573
Consumer Finance 1.7%
Discover Financial Services	157,172	3,746,981
Diversified Financial Services 1.5%
The NASDAQ OMX Group, Inc.*	126,520	3,228,790
Insurance 5.8%
Allstate Corp.	94,990	2,980,786
Axis Capital Holdings Ltd.	96,770	3,187,604
Hartford Financial Services Group, Inc.	122,999	3,277,923
Lincoln National Corp.	112,550	3,303,343
		12,749,656
Real Estate Investment Trusts 6.5%
Duke Realty Corp. (REIT)	250,514	3,767,731
Hospitality Properties Trust (REIT)	140,440	3,466,059
Mack-Cali Realty Corp. (REIT)	101,790	3,599,294
Senior Housing Properties Trust (REIT)	146,785	3,544,858
		14,377,942
Thrifts & Mortgage Finance 1.3%
Hudson City Bancorp., Inc.	318,165	2,904,846
Health Care 9.8%
Biotechnology 1.4%
Biogen Idec, Inc.*	32,800	3,107,144
Health Care Equipment & Supplies 3.5%
Kinetic Concepts, Inc.*	62,950	3,735,453
Zimmer Holdings, Inc.*	59,420	4,026,299
		7,761,752
Health Care Providers & Services 3.4%
CIGNA Corp.	79,570	3,969,747
Omnicare, Inc.	112,595	3,539,987
		7,509,734
Pharmaceuticals 1.5%
Forest Laboratories, Inc.*	91,650	3,301,233
Industrials 11.8%
Aerospace & Defense 2.7%
L-3 Communications Holdings, Inc.	41,900	3,421,135
Northrop Grumman Corp.	38,940	2,542,392
		5,963,527
Commercial Services & Supplies 3.2%
Pitney Bowes, Inc.	134,640	3,216,550
R.R. Donnelley & Sons Co.	178,640	3,812,177
		7,028,727
Construction & Engineering 1.5%
URS Corp.*	75,210	3,313,753
Electrical Equipment 1.4%
General Cable Corp.*	72,621	3,031,927
Machinery 1.3%
Oshkosh Corp.*	102,150	2,829,555
Road & Rail 1.7%
Norfolk Southern Corp. (a)	50,510	3,702,888
Information Technology 13.6%
Communications Equipment 1.5%
Harris Corp.	67,350	3,329,784
Computers & Peripherals 2.8%
Lexmark International, Inc. "A"*	89,907	2,677,431
NCR Corp.*	181,019	3,533,491
		6,210,922
Electronic Equipment, Instruments & Components 1.8%
Arrow Electronics, Inc.*	86,430	3,857,371
IT Services 4.4%
Computer Sciences Corp.	68,920	2,749,219
Fiserv, Inc.*	55,140	3,557,633
Western Union Co.	164,240	3,376,774
		9,683,626
Software 3.1%
Symantec Corp.*	186,331	3,642,771
Synopsys, Inc.*	119,542	3,268,278
		6,911,049
Materials 5.9%
Chemicals 1.4%
Agrium, Inc.	35,508	3,126,835
Containers & Packaging 1.6%
Owens-Illinois, Inc.*	107,270	3,445,512
Metals & Mining 2.9%
Nucor Corp.	65,280	2,763,955
Yamana Gold, Inc.	276,240	3,549,684
		6,313,639
Utilities 6.7%
Electric Utilities 5.1%
American Electric Power Co., Inc.	96,420	3,683,244
DPL, Inc.	123,510	3,726,296
PPL Corp.	131,215	3,698,951
		11,108,491
Multi-Utilities 1.6%
Ameren Corp.	120,790	3,588,671
Total Common Stocks (Cost $187,768,055)		216,737,626

Securities Lending Collateral 5.0%
Daily Assets Fund Institutional, 0.14% (b) (c) (Cost $10,903,910)	10,903,910	10,903,910

Cash Equivalents 1.5%
Central Cash Management Fund, 0.13% (b) (Cost $3,195,560)	3,195,560	3,195,560

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $201,867,525)+	105.0	230,837,096
Other Assets and Liabilities, Net	(5.0)	(10,897,155)
Net Assets	100.0	219,939,941

* Non-income producing security.

+ The cost for federal income tax purposes was $202,199,504. At May 31, 2011, net unrealized appreciation for all securities based on tax cost was $28,637,592. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $37,975,442 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $9,337,850.

(a) All or a portion of these securities were on loan (see Notes to Financial Statements). The value of all securities loaned at May 31, 2011 amounted to $10,663,603, which is 4.8% of net assets.

(b) Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.

(c) Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.

ADR: American Depositary Receipt

REIT: Real Estate Investment Trust

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of May 31, 2011 in valuing the Fund's investments. For information on the Fund's policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.
Assets	Level 1	Level 2	Level 3	Total

Common Stocks (d)	$216,737,626	$—	$—	$216,737,626
Short-Term Investments (d)	14,099,470	—	—	14,099,470
Total	$230,837,096	$—	$—	$230,837,096

There have been no transfers between Level 1 and Level 2 fair value measurements during the period ended May 31, 2011.

(d) See Investment Portfolio for additional detailed categorizations.

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities
as of May 31, 2011 (Unaudited)
Assets
Investments: Investments in non-affiliated securities, at value (cost $187,768,055) — including $10,663,603 of securities loaned	$216,737,626
Investment in Daily Assets Fund Institutional (cost $10,903,910)*	10,903,910
Investment in Central Cash Management Fund (cost $3,195,560)	3,195,560
Total investments in securities, at value (cost $201,867,525)	230,837,096
Cash	10,000
Receivable for Fund shares sold	147,681
Foreign taxes recoverable	6,442
Dividends receivable	433,899
Interest receivable	11,401
Other assets	41,364
Total assets	231,487,883
Liabilities
Payable upon return of securities loaned	10,903,910
Payable for Fund shares redeemed	230,977
Accrued management fee	141,076
Other accrued expenses and payables	271,979
Total liabilities	11,547,942
Net assets, at value	$219,939,941
Net Assets Consist of
Undistributed net investment income	696,137
Net unrealized appreciation (depreciation) on investments	28,969,571
Accumulated net realized gain (loss)	(62,476,366)
Paid-in capital	252,750,599
Net assets, at value	$219,939,941

* Represents collateral on securities loaned.

The accompanying notes are an integral part of the financial statements.
Statement of Assets and Liabilities as of May 31, 2011 (Unaudited) (continued)
Net Asset Value
Class A Net Asset Value and redemption price per share ($51,342,761 ÷ 4,233,859 shares of capital stock outstanding, $.01 par value, 75,000,000 shares authorized)	$12.13
Maximum offering price per share (100 ÷ 94.25 of $12.13)	$12.87
Class B Net Asset Value, offering and redemption price (subject to contingent deferred sales charge) per share ($2,715,354 ÷ 224,749 shares of capital stock outstanding, $.01 par value, 75,000,000 shares authorized)	$12.08
Class C Net Asset Value, offering and redemption price (subject to contingent deferred sales charge) per share ($20,123,763 ÷ 1,666,553 shares of capital stock outstanding, $.01 par value, 75,000,000 shares authorized)	$12.08
Class R Net Asset Value, offering and redemption price per share ($1,039.18 ÷ 85.763 shares of capital stock outstanding, $.01 par value, 100,000,000 shares authorized)	$12.12
Class S Net Asset Value, offering and redemption price per share ($122,515,633 ÷ 10,102,600 shares of capital stock outstanding, $.01 par value, 75,000,000 shares authorized)	$12.13
Institutional Class Net Asset Value, offering and redemption price per share ($23,241,391 ÷ 1,914,158 shares of capital stock outstanding, $.01 par value, 75,000,000 shares authorized)	$12.14

The accompanying notes are an integral part of the financial statements.

Statement of Operations
for the six months ended May 31, 2011 (Unaudited)
Investment Income
Income: Dividends (net of foreign taxes withheld of $9,466)	$2,108,398
Income distributions — Central Cash Management Fund	4,517
Securities lending income, including income from Daily Assets Fund Institutional, net of borrower rebates	27,808
Total income	2,140,723
Expenses: Management fee	799,705
Services to shareholders	208,291
Custodian and accounting fees	19,812
Distribution and service fees	170,289
Professional fees	39,630
Reports to shareholders	22,929
Registration fees	30,000
Directors' fees and expenses	3,822
Other	6,954
Total expenses before expense reductions	1,301,432
Expense reductions	(763)
Total expenses after expense reductions	1,300,669
Net investment income (loss)	840,054
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from: Investments	20,247,829
Foreign currency	82
20,247,911
Change in net unrealized appreciation (depreciation) on investments	12,059,897
Net gain (loss)	32,307,808
Net increase (decrease) in net assets resulting from operations	$33,147,862

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets
Increase (Decrease) in Net Assets	Six Months Ended May 31, 2011 (Unaudited)	Year Ended November 30, 2010
Operations: Net investment income (loss)	$840,054	$2,077,324
Net realized gain (loss)	20,247,911	17,999,300
Change in net unrealized appreciation (depreciation)	12,059,897	7,405,969
Net increase (decrease) in net assets resulting from operations	33,147,862	27,482,593
Distributions to shareholders from: Net investment income: Class A	(367,592)	(615,431)
Class B	(2,014)	(21,049)
Class C	(16,795)	(107,871)
Class S	(1,269,526)	(1,749,376)
Institutional Class	(254,855)	(306,601)
Total distributions	(1,910,782)	(2,800,328)
Fund share transactions: Proceeds from shares sold	19,441,965	32,839,692
Reinvestment of distributions	1,755,764	2,573,800
Payments for shares redeemed	(24,570,150)	(43,335,044)
Net increase (decrease) in net assets from Fund share transactions	(3,372,421)	(7,921,552)
Increase (decrease) in net assets	27,864,659	16,760,713
Net assets at beginning of period	192,075,282	175,314,569
Net assets at end of period (including undistributed net investment income of $696,137 and $1,766,865, respectively)	$219,939,941	$192,075,282

The accompanying notes are an integral part of the financial statements.

Financial Highlights
			Years Ended November 30,
Class A	Six Months Ended 5/31/11 (Unaudited)		2010		2009		2008		2007		2006
Selected Per Share Data
Net asset value, beginning of period	$10.43		$9.12		$6.54		$12.61		$11.96		$10.04
Income (loss) from investment operations: Net investment income (loss)a	.04		.10		.13		.13		.10		.09
Net realized and unrealized gain (loss)	1.75		1.34		2.54		(5.37)		.79		1.84
Total from investment operations	1.79		1.44		2.67		(5.24)		.89		1.93
Less distributions from: Net investment income	(.09)		(.13)		(.09)		(.09)		(.09)		(.01)
Net realized gains	—		—		—		(.74)		(.15)		—
Total distributions	(.09)		(.13)		(.09)		(.83)		(.24)		(.01)
Net asset value, end of period	$12.13		$10.43		$9.12		$6.54		$12.61		$11.96
Total Return (%)b	17.25	**	15.99	c	41.27	c	(44.33	)c	7.54	c	19.20	c
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	51		43		42		33		48		21
Ratio of expenses before expense reductions (%)	1.34	*	1.40		1.52		1.55		1.61		2.55
Ratio of expenses after expense reductions (%)	1.34	*	1.37		1.34		1.40		1.35		1.25	d
Ratio of net investment income (loss) (%)	.67	*	1.01		1.76		1.40		.79		.86
Portfolio turnover rate (%)	29	**	40		67		60		82		34
a Based on average shares outstanding during period.
b Total return does not reflect the effect of any sales charges.
c Total return would have been lower had certain expenses not been reduced.
d The ratio of operating expenses includes reimbursement of the Fund's organizational and offering cost incurred since inception of the Fund. The ratio without this reimbursement would have been 1.54%.
* Annualized
** Not annualized

			Years Ended November 30,
Class B	Six Months Ended 5/31/11 (Unaudited)		2010	2009	2008	2007	2006
Selected Per Share Data
Net asset value, beginning of period	$10.35		$9.07	$6.50	$12.52	$11.87	$10.02
Income (loss) from investment operations: Net investment income (loss)a	(.01)		.03	.08	.06	.01	.02
Net realized and unrealized gain (loss)	1.75		1.32	2.53	(5.33)	.79	1.83
Total from investment operations	1.74		1.35	2.61	(5.27)	.80	1.85
Less distributions from: Net investment income	(.01)		(.07)	(.04)	(.01)	—	—
Net realized gains	—		—	—	(.74)	(.15)	—
Total distributions	(.01)		(.07)	(.04)	(.75)	(.15)	—
Net asset value, end of period	$12.08		$10.35	$9.07	$6.50	$12.52	$11.87
Total Return (%)b,c	16.80	**	14.93	40.34	(44.66)	6.72	18.46
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	3		3	3	2	4	3
Ratio of expenses before expense reductions (%)	2.18	*	2.27	2.54	2.44	2.46	3.36
Ratio of expenses after expense reductions (%)	2.12	*	2.11	2.04	2.10	2.05	1.95	d
Ratio of net investment income (loss) (%)	(.11	)*	.27	1.06	.70	.09	.16
Portfolio turnover rate (%)	29	**	40	67	60	82	34
a Based on average shares outstanding during the period.
b Total return does not reflect the effect of any sales charges.
c Total return would have been lower had certain expenses not been reduced.
d The ratio of operating expenses includes reimbursement of the Fund's organizational and offering cost incurred since the inception of the Fund. The ratio without this reimbursement would have been 2.24%.
* Annualized
** Not annualized

			Years Ended November 30,
Class C	Six Months Ended 5/31/11 (Unaudited)		2010		2009		2008		2007		2006
Selected Per Share Data
Net asset value, beginning of period	$10.34		$9.06		$6.49		$12.51		$11.86		$10.02
Income (loss) from investment operations: Net investment income (loss)a	(.00	)***	.03		.08		.06		.01		.02
Net realized and unrealized gain (loss)	1.75		1.32		2.53		(5.33)		.79		1.82
Total from investment operations	1.75		1.35		2.61		(5.27)		.80		1.84
Less distributions from: Net investment income	(.01)		(.07)		(.04)		(.01)		—		—
Net realized gains	—		—		—		(.74)		(.15)		—
Total distributions	(.01)		(.07)		(.04)		(.75)		(.15)		—
Net asset value, end of period	$12.08		$10.34		$9.06		$6.49		$12.51		$11.86
Total Return (%)b	16.84	**	14.94	c	40.40	c	(44.69	)c	6.81	c	18.36	c
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	20		17		15		12		20		9
Ratio of expenses before expense reductions (%)	2.06	*	2.15		2.30		2.31		2.37		3.34
Ratio of expenses after expense reductions (%)	2.06	*	2.11		2.04		2.10		2.05		1.95	d
Ratio of net investment income (loss) (%)	(.06	)*	.27		1.06		.70		.09		.16
Portfolio turnover rate (%)	29	**	40		67		60		82		34
a Based on average shares outstanding during the period.
b Total return does not reflect the effect of any sales charges.
c Total return would have been lower had certain expenses not been reduced.
d The ratio of operating expenses includes reimbursement of the Fund's organizational and offering cost incurred since the inception of the Fund. The ratio without this reimbursement would have been 2.24%.
* Annualized
** Not annualized
*** Amount is less than $.005.

Class R	Period Ended 5/31/11 (Unaudited)a
Selected Per Share Data
Net asset value, beginning of period	$11.66
Income (loss) from investment operations: Net investment income (loss)b	.01
Net realized and unrealized gain (loss)	.45
Total from investment operations	.46
Less distributions from: Net investment income	—
Net realized gains	—
Total distributions	—
Net asset value, end of period	$12.12
Total Return (%)c	3.95	**
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ thousands)	1
Ratio of expenses before expense reductions (%)	3.47	*
Ratio of expenses after expense reductions (%)	1.66	*
Ratio of net investment income (loss) (%)	.30	*
Portfolio turnover rate (%)	29	**
a For the period from March 1, 2011 (commencement of Class R shares) to May 31, 2011 (Unaudited).
b Based on average shares outstanding during the period.
c Total return would have been lower had certain expenses not been reduced.
* Annualized
** Not annualized

			Years Ended November 30,
Class S	Six Months Ended 5/31/11 (Unaudited)		2010	2009	2008	2007	2006
Selected Per Share Data
Net asset value, beginning of period	$10.44		$9.15	$6.56	$12.64	$11.97	$10.05
Income (loss) from investment operations: Net investment income (loss)a	.05		.12	.16	.18	.14	.13
Net realized and unrealized gain (loss)	1.76		1.33	2.54	(5.39)	.80	1.85
Total from investment operations	1.81		1.45	2.70	(5.21)	.94	1.98
Less distributions from: Net investment income	(.12)		(.16)	(.11)	(.13)	(.12)	(.06)
Net realized gains	—		—	—	(.74)	(.15)	—
Total distributions	(.12)		(.16)	(.11)	(.87)	(.27)	(.06)
Net asset value, end of period	$12.13		$10.44	$9.15	$6.56	$12.64	$11.97
Total Return (%)b	17.49	**	16.13	41.83	(44.09)	7.88	19.88
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	123		110	97	74	14	6
Ratio of expenses before expense reductions (%)	1.06	*	1.13	1.23	1.27	1.37	2.27
Ratio of expenses after expense reductions (%)	1.06	*	1.10	.99	1.02	1.00	.90	c
Ratio of net investment income (loss) (%)	.94	*	1.28	2.11	1.78	1.14	1.21
Portfolio turnover rate (%)	29	**	40	67	60	82	34
a Based on average shares outstanding during the period.
b Total return would have been lower had certain expenses not been reduced.
c The ratio of operating expenses includes reimbursement of the Fund's organizational and offering cost incurred since the inception of the Fund. The ratio without this reimbursement would have been 1.19%.
* Annualized
** Not annualized

			Years Ended November 30,
Institutional Class	Six Months Ended 5/31/11 (Unaudited)		2010	2009		2008		2007		2006
Selected Per Share Data
Net asset value, beginning of period	$10.46		$9.16	$6.57		$12.66		$12.01		$10.06
Income (loss) from investment operations: Net investment income (loss)a	.06		.13	.16		.17		.15		.13
Net realized and unrealized gain (loss)	1.75		1.33	2.54		(5.39)		.78		1.88
Total from investment operations	1.81		1.46	2.70		(5.22)		.93		2.01
Less distributions from: Net investment income	(.13)		(.16)	(.11)		(.13)		(.13)		(.06)
Net realized gains	—		—	—		(.74)		(.15)		—
Total distributions	(.13)		(.16)	(.11)		(.87)		(.28)		(.06)
Net asset value, end of period	$12.14		$10.46	$9.16		$6.57		$12.66		$12.01
Total Return (%)	17.45	**	16.23	41.84	b	(44.05	)b	7.86	b	20.06	b
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	23		21	18		14		7		7
Ratio of expenses before expense reductions (%)	.95	*	1.02	1.02		1.08		1.22		2.23
Ratio of expenses after expense reductions (%)	.95	*	1.02	.99		1.02		.98		0.90	c
Ratio of net investment income (loss) (%)	1.06	*	1.36	2.11		1.78		1.16		1.21
Portfolio turnover rate (%)	29	**	40	67		60		82		34
a Based on average shares outstanding during the period.
b Total return would have been lower had certain expenses not been reduced.
c The ratio of operating expenses includes reimbursement of the Fund's organizational and offering cost incurred since the inception of the Fund. The ratio without this reimbursement would have been 1.19%.
* Annualized
** Not annualized

Notes to Financial Statements (Unaudited)

A. Organization and Significant Accounting Policies

DWS Dreman Mid Cap Value Fund (the "Fund") is a diversified series of DWS Value Series, Inc. (the "Corporation"), which is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company organized as a Maryland corporation.

The Fund offers multiple classes of shares which provide investors with different purchase options. Class A shares are offered to investors subject to an initial sales charge. Class B shares of the Fund are closed to new purchases, except exchanges or the reinvestment of dividends or other distributions. Class B shares were offered to investors without an initial sales charge and are subject to higher ongoing expenses than Class A shares and a contingent deferred sales charge payable upon certain redemptions. Class B shares automatically convert to Class A shares six years after issuance. Class C shares are offered to investors without an initial sales charge but are subject to higher ongoing expenses than Class A shares and a contingent deferred sales charge payable upon certain redemptions within one year of purchase. Class C shares do not automatically convert into another class. On March 1, 2011, the Fund commenced offering Class R shares. Class R shares are only available to participants in certain retirement plans and are offered to investors without an initial sales charge. Institutional Class shares are offered to a limited group of investors, are not subject to initial or contingent deferred sales charges and have lower ongoing expenses than other classes. Class S shares are not subject to initial or contingent deferred sales charges and are generally not available to new investors except under certain circumstances.

Investment income, realized and unrealized gains and losses, and certain fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares, except that each class bears certain expenses unique to that class such as distribution and service fees, service to shareholders and certain other class-specific expenses. Differences in class-level expenses may result in payment of different per share dividends by class. All shares of the Fund have equal rights with respect to voting subject to class-specific arrangements.

The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates. Actual results could differ from those estimates. The policies described below are followed consistently by the Fund in the preparation of its financial statements.

Security Valuation. Investments are stated at value determined as of the close of regular trading on the New York Stock Exchange on each day the exchange is open for trading.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Equity securities are valued at the most recent sale price or official closing price reported on the exchange (US or foreign) or over-the-counter market on which they trade and are categorized as Level 1 securities. Securities for which no sales are reported are valued at the calculated mean between the most recent bid and asked quotations on the relevant market or, if a mean cannot be determined, at the most recent bid quotation.

Money market instruments purchased with an original or remaining maturity of sixty days or less, maturing at par, are valued at amortized cost, which approximates value, and are categorized as Level 2. Investments in open-end investment companies are valued at their net asset value each business day and are categorized as Level 1.

Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Board and are generally categorized as Level 3. In accordance with the Fund's valuation procedures, factors used in determining value may include, but are not limited to, the type of the security; the size of the holding; the initial cost of the security; the existence of any contractual restrictions on the security's disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers and/or pricing services; information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities); an analysis of the company's or issuer's financial statements; an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold and with respect to debt securities; the maturity, coupon, creditworthiness, currency denomination and the movement of the market in which the security is normally traded. The value determined under these procedures may differ from published values for the same securities.

Disclosure about the classification of fair value measurements is included in a table following the Fund's Investment Portfolio.

Foreign Currency Translations. The books and records of the Fund are maintained in US dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into US dollars at the prevailing exchange rates at period end. Purchases and sales of investment securities, income and expenses are translated into US dollars at the prevailing exchange rates on the respective dates of the transactions.

Net realized and unrealized gains and losses on foreign currency transactions represent net gains and losses between trade and settlement dates on securities transactions,the acquisition and disposition of foreign currencies, and the difference between the amount of net investment income accrued and the US dollar amount actually received. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed but is included with net realized and unrealized gain/appreciation and loss/depreciation on investments.

Securities Lending. The Fund lends securities to certain financial institutions. The Fund retains beneficial ownership of the securities it has loaned and continues to receive interest and dividends paid by the issuer of securities and to participate in any changes in their market value. The Fund requires the borrowers of the securities to maintain collateral with the Fund consisting of either cash or liquid, unencumbered assets having a value at least equal to the value of the securities loaned. When the collateral falls below specified amounts, the lending agent will use its best effort to obtain additional collateral on the next business day to meet required amounts under the security lending agreement. The Fund may invest the cash collateral into a joint trading account in an affiliated money market fund pursuant to Exemptive Orders issued by the SEC. The Fund receives compensation for lending its securities either in the form of fees or by earning interest on invested cash collateral net of borrower rebates and fees paid to a lending agent. Either the Fund or the borrower may terminate the loan. There may be risks of delay and costs in recovery of securities or even loss of rights in the collateral should the borrower of the securities fail financially. The Fund is also subject to all investment risks associated with the reinvestment of any cash collateral received, including, but not limited to, interest rate, credit and liquidity risk associated with such investments.

Federal Income Taxes. The Fund's policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies, and to distribute all of its taxable income to its shareholders.

At November 30, 2010, the Fund had a net tax basis capital loss carryforward of approximately $82,392,000, which may be applied against any realized net taxable capital gains of each succeeding year until fully utilized or until November 30, 2015 ($35,073,000), November 30, 2016 ($14,424,000) and November 30, 2017 ($32,895,000), the respective expiration dates, whichever occurs first, and subject to certain limitations under Sections 382-384 of the Internal Revenue Code.

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the "Act") was enacted. Under the Act, net capital losses may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses. Previously, net capital losses were carried forward for eight years and treated as short-term losses. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses. As a result of this ordering rule, pre-enactment capital loss carryforwards may expire unused, whereas under the previous rules these losses may have been utilized. This change is effective for fiscal years beginning after the date of enactment.

The Fund has reviewed the tax positions for the open tax years as of November 30, 2010 and has determined that no provision for income tax is required in the Fund's financial statements. The Fund's federal tax returns for the prior three fiscal years remain open subject to examination by the Internal Revenue Service.

Distribution of Income and Gains. Net investment income of the Fund, if any, is declared and distributed to shareholders annually. Net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to the Fund if not distributed, and, therefore, will be distributed to shareholders at least annually.

The timing and characterization of certain income and capital gains distributions are determined annually in accordance with federal tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences primarily relate to securities sold at a loss. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of the Fund.

The tax character of current year distributions will be determined at the end of the current fiscal year.

Expenses. Expenses of the Corporation arising in connection with a specific fund are allocated to that fund. Other Corporation expenses which cannot be directly attributed to a fund are apportioned among the funds in the Corporation.

Contingencies. In the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet been made. However, based on experience, the Fund expects the risk of loss to be remote.

Real Estate Investment Trusts. The Fund periodically recharacterizes distributions received from a Real Estate Investment Trust ("REIT") investment based on information provided by the REIT into the following categories: ordinary income, long-term and short-term capital gains, and return of capital. If information is not available timely from a REIT, the recharacterization will be estimated and a recharacterization will be made in the following year when such information becomes available. Distributions received from REITs in excess of income are recorded as either a reduction of cost of investments or realized gains. The Fund distinguishes between dividends on a tax basis and a financial reporting basis and only distributions in excess of tax basis earnings and profits are reported in the financial statements as a tax return of capital.

Other. Investment transactions are accounted for on a trade date plus one basis for daily net asset valuation calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date net of foreign withholding taxes. Certain dividends from foreign securities may be recorded subsequent to the ex-dividend date as soon as the Fund is informed of such dividends. Realized gains and losses from investment transactions are recorded on an identified cost basis.

B. Purchases and Sales of Securities

During the six months ended May 31, 2011, purchases and sales of investment securities (excluding short-term investments) aggregated $60,828,215 and $61,887,792, respectively.

C. Related Parties

Management Agreement. Under the Investment Management Agreement with Deutsche Investment Management Americas Inc. ("DIMA" or the "Advisor"), an indirect, wholly owned subsidiary of Deutsche Bank AG, the Advisor directs the investments of the Fund in accordance with its investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Fund or delegates such responsibility to the Fund's subadvisor. In addition to portfolio management services, the Advisor provides certain administrative services in accordance with the Investment Management Agreement.

Dreman Value Management, L.L.C. ("DVM" or the "Subadvisor") serves as subadvisor with respect to the investment and reinvestment of assets of the Fund, and is paid by the Advisor for its services.

Under the Investment Management Agreement with the Advisor, the Fund pays a monthly management fee based on the Fund's average daily net assets, computed and accrued daily and payable monthly, at the following annual rates:
First $250 million of the Fund's average daily net assets	.750%
Next $250 million of such net assets	.720%
Next $2.0 billion of such net assets	.700%
Next $1.5 billion of such net assets	.680%
Over $4.0 billion of such assets	.660%

For the period from March 1, 2010 through February 28, 2011, the Advisor has contractually agreed to waive its fees and/or reimburse certain operating expenses of the Fund to the extent necessary to maintain the operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest) for certain classes as follows:
Class A	1.38%
Class B	2.13%
Class C	2.13%
Class S	1.13%

For the period from March 1, 2011 through September 30, 2011 (through February 29, 2012 for Class R), the Advisor has contractually agreed to waive its fees and/or reimburse certain operating expenses of the Fund to the extent necessary to maintain the operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest) for certain classes as follows:
Class A	1.41%
Class B	2.16%
Class C	2.16%
Class S	1.16%
Class R	1.66%

Accordingly, for the six months ended May 31, 2011, the fee pursuant to the Investment Management Agreement was equivalent to an annualized effective rate of 0.75% of the Fund's average daily net assets.

Service Provider Fees. DWS Investments Service Company ("DISC"), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent of the Fund. Pursuant to a sub-transfer agency agreement between DISC and DST Systems, Inc. ("DST"), DISC has delegated certain transfer agent, dividend-paying agent and shareholder service agent functions to DST. DISC compensates DST out of the shareholder servicing fee it receives from the Fund. For the six months ended May 31, 2011 and for the period from March 1, 2011 (commencement of operations) through May 31, 2011 for Class R, the amounts charged to the Fund by DISC were as follows:
Services to Shareholders	Total Aggregated	Waived	Unpaid at May 31, 2011
Class A	$32,013	$—	$23,704
Class B	3,575	759	2,522
Class C	11,030	—	8,209
Class R	4	4	—
Class S	93,207	—	65,007
Institutional Class	546	—	362
	$140,375	$763	$99,804

Prior to April 30, 2011, DWS Investments Fund Accounting Corporation ("DIFA"), an affiliate of the Advisor, was responsible for computing the daily net asset value per share and maintaining the portfolio and general accounting records of the Fund. DIFA had retained State Street Bank and Trust Company to provide certain administrative, fund accounting and record-keeping services to the Fund. Effective April 30, 2011, DIMA replaced DIFA. For the six months ended May 31, 2011, the amount charged to the Fund for accounting services aggregated $15,994, of which $2,829 is unpaid.

Distribution and Service Fees. Under the Fund's Class B, C and R 12b-1 Plans, DWS Investments Distributors, Inc. ("DIDI"), an affiliate of the Advisor, receives a fee ("Distribution Fee") of 0.75% of average daily net assets of each of Class B and C shares, and 0.25% of the average daily net assets of Class R shares. In accordance with the Fund's Underwriting and Distribution Services Agreement, DIDI enters into related selling group agreements with various firms at various rates for sales of Class B and C shares, respectively. For the six months ended May 31, 2011 and for the period from March 1, 2011 (commencement of operations) through May 31, 2011 for Class R, the Distribution Fee was as follows:
Distribution Fee	Total Aggregated	Unpaid at May 31, 2011
Class B	$10,394	$1,758
Class C	72,572	12,898
Class R	1	—
	$82,967	$14,656

In addition, DIDI provides information and administrative services for a fee ("Service Fee") to Class A, B, C and R shareholders at an annual rate of up to 0.25% of average daily net assets for each such class. DIDI in turn has various agreements with financial services firms that provide these services and pays these fees based upon the assets of shareholder accounts the firms service. For the six months ended May 31, 2011 and for the period from March 1, 2011 (commencement of operations) through May 31, 2011 for Class R, the Service Fee was as follows:
Service Fee	Total Aggregated	Unpaid at May 31, 2011	Annualized Effective Rate
Class A	$59,704	$30,610	.25%
Class B	3,449	1,732	.25%
Class C	24,170	12,803	.25%
	$87,323	$45,145

Underwriting and Contingent Deferred Sales Charge. DIDI is the principal underwriter for the Fund. Underwriting commissions paid in connection with the distribution of Class A shares for the six months ended May 31, 2011 aggregated $6,718.

In addition, DIDI receives any contingent deferred sales charge ("CDSC") from Class B share redemptions occurring within six years of purchase and Class C share redemptions occurring within one year of purchase. There is no such charge upon redemption of any share appreciation or reinvested dividends. The CDSC is based on declining rates, ranging from 4% to 1% for Class B and 1% for Class C, of the value of the shares redeemed. For the six months ended May 31, 2011, the CDSC for Class B and C shares aggregated 1,478 and $259, respectively. A deferred sales charge of up to 1% is assessed on certain redemptions of Class A shares. For the six months ended May 31, 2011, DIDI received $9,944 for Class A shares.

Typesetting and Filing Service Fees. Under an agreement with DIMA, DIMA is compensated for providing typesetting and certain regulatory filing services to the Fund. For the six months ended May 31, 2011, the amount charged to the Fund by DIMA included in the Statement of Operations under "reports to shareholders" aggregated $8,618, of which $2,492 is unpaid.

Directors' Fees and Expenses. The Fund paid each Director not affiliated with the Advisor retainer fees plus specified amounts for various committee services and for the Board Chairperson.

Affiliated Cash Management Vehicle. The Fund may invest uninvested cash balances in Central Cash Management Fund, which is managed by the Advisor. The Fund indirectly bears its proportionate share of the expenses of Central Cash Management Fund. Central Cash Management Fund does not pay the Advisor an investment management fee. Central Cash Management Fund seeks a high level of current income consistent with liquidity and the preservation of capital.

D. Line of Credit

The Fund and other affiliated funds (the "Participants") share in a $450 million revolving credit facility provided by a syndication of banks. The Fund may borrow for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee which is allocated based on net assets, among each of the Participants. Interest is calculated at a rate per annum equal to the sum of the Federal Funds Rate plus 1.25 percent plus if LIBOR exceeds the Federal Funds Rate the amount of such excess. The Fund may borrow up to a maximum of 33 percent of its net assets under the agreement. The Fund had no outstanding loans at May 31, 2011.

E. Share Transactions

The following table summarizes share and dollar activity in the Fund:
	Six Months Ended May 31, 2011		Year Ended November 30, 2010
	Shares	Dollars	Shares	Dollars
Shares sold
Class A	660,559	$7,716,697	1,082,111	$10,448,452
Class B	6,227	72,133	24,142	231,213
Class C	240,934	2,763,693	356,690	3,438,310
Class S	578,065	6,662,591	1,601,579	15,334,389
Class R*	86	1,000	—	—
Institutional Class	190,845	2,225,851	357,487	3,387,328
		$19,441,965		$32,839,692
Shares issued to shareholders in reinvestment of distributions
Class A	32,435	$353,539	62,507	$576,315
Class B	166	1,808	2,008	18,535
Class C	1,182	12,876	9,713	89,557
Class S	111,979	1,218,329	182,577	1,683,366
Institutional Class	15,538	169,212	22,346	206,027
		$1,755,764		$2,573,800
Shares redeemed
Class A	(538,541)	$(6,298,979)	(1,716,026)	$(16,672,938)
Class B	(32,033)	(374,152)	(99,425)	(963,564)
Class C	(205,434)	(2,382,117)	(405,128)	(3,894,393)
Class S	(1,079,338)	(12,576,417)	(1,926,188)	(18,583,546)
Institutional Class	(255,047)	(2,938,485)	(332,038)	(3,220,603)
		$(24,570,150)		$(43,335,044)
Net increase (decrease)
Class A	154,453	$1,771,257	(571,408)	$(5,648,171)
Class B	(25,640)	(300,211)	(73,275)	(713,816)
Class C	36,682	394,452	(38,725)	(366,526)
Class S	(389,294)	(4,695,497)	(142,032)	(1,565,791)
Class R*	86	1,000	—	—
Institutional Class	(48,664)	(543,422)	47,795	372,752
		$(3,372,421)		$(7,921,552)

* For the period from March 1, 2011 (commencement of Class R shares) through May 31, 2011.

Summary of Management Fee Evaluation by Independent Fee Consultant

October 3, 2010

Pursuant to an Order entered into by Deutsche Investment Management Americas and affiliates (collectively, "DeAM") with the Attorney General of New York, I, Thomas H. Mack, have been appointed the Independent Fee Consultant for the DWS Funds (formerly the DWS Scudder Funds). My duties include preparing an annual written evaluation of the management fees DeAM charges the Funds, considering among other factors the management fees charged by other mutual fund companies for like services, management fees DeAM charges other clients for like services, DeAM's costs of supplying services under the management agreements and related profit margins, possible economies of scale if a Fund grows larger, and the nature and quality of DeAM's services, including fund performance. This report summarizes my evaluation for 2010, including my qualifications, the evaluation process for each of the DWS Funds, consideration of certain complex-level factors, and my conclusions. I served in substantially the same capacity in 2007, 2008, and 2009.

Qualifications

For more than 35 years I have served in various professional capacities within the investment management business. I have held investment analysis and advisory positions, including securities analyst, portfolio strategist and director of investment policy with a large investment firm. I have also performed business management functions, including business development, financial management and marketing research and analysis.

Since 1991, I have been an independent consultant within the asset management industry. I have provided services to over 125 client organizations, including investment managers, mutual fund boards, product distributors and related organizations. Over the past ten years I have completed a number of assignments for mutual fund boards, specifically including assisting boards with management contract renewal.

I hold a Master of Business Administration degree, with highest honors, from Harvard University and Master of Science and Bachelor of Science (highest honors) degrees from the University of California at Berkeley. I am an independent director and audit committee financial expert for two closed-end mutual funds and have served in various leadership and financial oversight capacities with non-profit organizations.

Evaluation of Fees for each DWS Fund

My work focused primarily on evaluating, fund-by-fund, the fees charged to each of the 118 publicly offered Fund portfolios in the DWS Fund family. For each Fund, I considered each of the key factors mentioned above, as well as any other relevant information. In doing so I worked closely with the Funds' Independent Directors in their annual contract renewal process, as well as in their approval of contracts for several new funds (documented separately).

In evaluating each Fund's fees, I reviewed comprehensive materials provided by or on behalf of DeAM, including expense information prepared by Lipper Analytical, comparative performance information, profitability data, manager histories, and other materials. I also accessed certain additional information from the Lipper and Morningstar databases and drew on my industry knowledge and experience.

To facilitate evaluating this considerable body of information, I prepared for each Fund a document summarizing the key data elements in each area as well as additional analytics discussed below. This made it possible to consider each key data element in the context of the others.

In the course of contract renewal, DeAM agreed to implement a number of fee and expense adjustments requested by the Independent Directors which will favorably impact future fees and expenses, and my evaluation includes the effects of these changes.

Fees and Expenses Compared with Other Funds

The competitive fee and expense evaluation for each fund focused on two primary comparisons:

The Fund's contractual management fee (the advisory fee plus the administration fee where applicable) compared with those of a group of typically 12-15 funds in the same Lipper investment category (e.g. Large Capitalization Growth) having similar distribution arrangements and being of similar size.

The Fund's total expenses compared with a broader universe of funds from the same Lipper investment category and having similar distribution arrangements.

These two comparisons provide a view of not only the level of the fee compared with funds of similar scale but also the total expense the Fund bears for all the services it receives, in comparison with the investment choices available in the Fund's investment category and distribution channel. The principal figure-of-merit used in these comparisons was the subject Fund's percentile ranking against peers.

DeAM's Fees for Similar Services to Others

DeAM provided management fee schedules for all of its US domiciled fund and non-fund investment management accounts in any of the investment categories where there is a DWS Fund. These similar products included the other DWS Funds, non-fund pooled accounts, institutional accounts and sub-advisory accounts. Using this information, I calculated for each Fund the fee that would be charged to each similar product, at the subject Fund's asset level.

Evaluating information regarding non-fund products is difficult because there are varying levels of services required for different types of accounts, with mutual funds generally requiring considerably more regulatory and administrative types of service as well as having more frequent cash flows than other types of accounts. Also, while mutual fund fees for similar fund products can be expected to be similar, there will be some differences due to different pricing conditions in different distribution channels (e.g. retail funds versus those used in variable insurance products), differences in underlying investment processes and other factors.

Costs and Profit Margins

DeAM provided a detailed profitability analysis for each Fund. After making some adjustments so that the presentation would be more comparable to the available industry figures, I reviewed profit margins from investment management alone, from investment management plus other fund services (excluding distribution) provided to the Funds by DeAM (principally shareholder services), and DeAM profits from all sources, including distribution. A later section comments on overall profitability.

Economies of Scale

Economies of scale — an expected decline in management cost per dollar of fund assets as fund assets grow — are very rarely quantified and documented because of inherent difficulties in collecting and analyzing relevant data. However, in virtually every investment category that I reviewed, larger funds tend to have lower fees and lower total expenses than smaller funds. To see how each DWS Fund compares with this industry observation, I reviewed:

The trend in Fund assets over the last five years and the accompanying trend in total expenses. This shows if the Fund has grown and, if so, whether total expense (management fees as well as other expenses) have declined as a percent of assets.

Whether the Fund has break-points in its management fee schedule, the extent of the fee reduction built into the schedule and the asset levels where the breaks take effect, and in the case of a sub-advised Fund how the Fund's break-points compare with those of the sub-advisory fee schedule.

How the Fund's contractual fee schedule compares with trends in the industry data. To accomplish this, I constructed a chart showing how actual latest-fiscal-year contractual fees of the Fund and of other similar funds relate to average fund assets, with the subject Fund's contractual fee schedule superimposed.

Quality of Service — Performance

The quality-of-service evaluation focused on investment performance, which is the principal result of the investment management service. Each Fund's performance was reviewed over the past 1, 3, 5 and 10 years, as applicable, and compared with that of other funds in the same investment category and with a suitable market index.

In addition, I calculated and reviewed risk-adjusted returns relative to an index of similar mutual funds' returns and a suitable market index. The risk-adjusted returns analysis provides a way of determining the extent to which the Fund's return comparisons are mainly the product of investment value-added (or lack thereof) or alternatively taking considerably more or less risk than is typical in its investment category.

I also received and considered the history of portfolio manager changes for each Fund, as this provided an important context for evaluating the performance results.

Complex-Level Considerations

While this evaluation was conducted mainly at the individual fund level, there are some issues relating to the reasonableness of fees that can alternatively be considered across the whole fund complex:

I reviewed DeAM's profitability analysis for all DWS Funds, with a view toward determining if the allocation procedures used were reasonable and how profit levels compared with public data for other investment managers.

I considered whether DeAM and affiliates receive any significant ancillary or "fall-out" benefits that should be considered in interpreting the direct profitability results. These would be situations where serving as the investment manager of the Funds is beneficial to another part of the Deutsche Bank organization.

I considered how aggregated DWS Fund expenses had varied over the years, by asset class and in the context of trends in asset levels.

I reviewed the structure of the DeAM organization, trends in staffing levels, and information on compensation of investment management and other professionals compared with industry data.

Findings

Based on the process and analysis discussed above, which included reviewing a wide range of information from management and external data sources and considering among other factors the fees DeAM charges other clients, the fees charged by other fund managers, DeAM's costs and profits associated with managing the Funds, economies of scale, possible fall-out benefits, and the nature and quality of services provided, in my opinion the management fees charged the DWS Funds are reasonable.

Thomas H. Mack

Account Management Resources

For More Information
The automated telephone system allows you to access personalized account information and obtain information on other DWS funds using either your voice or your telephone keypad. Certain account types within Classes A, B, C and S also have the ability to purchase, exchange or redeem shares using this system.
For more information, contact your financial advisor. You may also access our automated telephone system or speak with a DWS Investments representative by calling the appropriate number below:
For shareholders of Classes A, B, C and Institutional Class:
(800) 621-1048
For shareholders of Class S:
(800) 728-3337

Web Site
www.dws-investments.com
View your account transactions and balances, trade shares, monitor your asset allocation, and change your address, 24 hours a day.
Obtain prospectuses and applications, blank forms, interactive worksheets, news about DWS funds, subscription to fund updates by e-mail, retirement planning information, and more.

Written Correspondence	DWS Investments PO Box 219151 Kansas City, MO 64121-9151
Proxy Voting
The fund's policies and procedures for voting proxies for portfolio securities and information about how the fund voted proxies related to its portfolio securities during the 12-month period ended June 30 are available on our Web site — www.dws-investments.com (click on "proxy voting"at the bottom of the page) — or on the SEC's Web site — www.sec.gov. To obtain a written copy of the fund's policies and procedures without charge, upon request, call us toll free at (800) 621-1048.

Principal Underwriter	If you have questions, comments or complaints, contact: DWS Investments Distributors, Inc. 222 South Riverside Plaza Chicago, IL 60606-5808 (800) 621-1148

	Class A	Class B	Class C	Class S	Institutional Class
Nasdaq Symbol	MIDVX	MIDYX	MIDZX	MIDTX	MIDIX
CUSIP Number	23338F 747	23338F 739	23338F 721	23338F 713	23338F 697
Fund Number	417	617	717	2117	1417

For shareholders of Class R
Automated Information Line	DWS Investments Flex Plan Access (800) 532-8411 24-hour access to your retirement plan account.
Web Site
www.dws-investments.com
Click "Retirement Plans" to reallocate assets, process transactions and review your funds through our secure online account access.
Obtain prospectuses and applications, blank forms, interactive worksheets, news about DWS funds, subscription to fund updates by e-mail, retirement planning information, and more.

For More Information	(800) 543-5776 To speak with a service representative.
Written Correspondence	DWS Investments Service Company 222 South Riverside Plaza Chicago, IL 60606-5806
Proxy Voting
The fund's policies and procedures for voting proxies for portfolio securities and information about how the fund voted proxies related to its portfolio securities during the 12-month period ended June 30 are available on our Web site — www.dws-investments.com (click on "proxy voting"at the bottom of the page) — or on the SEC's Web site — www.sec.gov. To obtain a written copy of the fund's policies and procedures without charge, upon request, call us toll free at (800) 621-1048.

Principal Underwriter	If you have questions, comments or complaints, contact: DWS Investments Distributors, Inc. 222 South Riverside Plaza Chicago, IL 60606-5808 (800) 621-1148

Class R
Nasdaq Symbol	MIDQX
CUSIP Number	23338F 648
Fund Number	1517

Privacy Statement
FACTS	What Does DWS Investments Do With Your Personal Information?
Why?
Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share and protect your personal information. Please read this notice carefully to understand what we do.

What?
The types of personal information we collect and share can include:
• Social Security number
• Account balances
• Purchase and transaction history
• Bank account information
• Contact information such as mailing address, e-mail address and telephone number

How?
All financial companies need to share customers' personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers' personal information, the reasons DWS Investments chooses to share and whether you can limit this sharing.

Reasons we can share your personal information	Does DWS Investments share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders or legal investigations	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We do not share
For our affiliates' everyday business purposes — information about your transactions and experiences	No	We do not share
For our affiliates' everyday business purposes — information about your creditworthiness	No	We do not share
For non-affiliates to market to you	No	We do not share

Questions?	Call (800) 621-1048 or e-mail us at dws-investments.info@dws.com

Who we are
Who is providing this notice?	DWS Investments Distributors, Inc.; Deutsche Investment Management Americas, Inc.; DeAM Investor Services, Inc.; DWS Trust Company; the DWS Funds
What we do
How does DWS Investments protect my personal information?
To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

How does DWS Investments collect my personal information?
We collect your personal information, for example. When you:
• open an account
• give us your contact information
• provide bank account information for ACH or wire transactions
• tell us where to send money
• seek advice about your investments

Why can't I limit all sharing?
Federal law gives you the right to limit only
• sharing for affiliates' everyday business purposes — information about your creditworthiness
• affiliates from using your information to market to you
• sharing for nonaffiliates to market to you
State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates
Companies related by common ownership or control. They can be financial or non-financial companies. Our affiliates include financial companies with the DWS or Deutsche Bank ("DB") name, such as DB AG Frankfurt and DB Alex Brown.

Non-affiliates
Companies not related by common ownership or control. They can be financial and non-financial companies.
Non-affiliates we share with include account service providers, service quality monitoring services, mailing service providers and verification services to help in the fight against money laundering and fraud.

Joint marketing	A formal agreement between non-affiliated financial companies that together market financial products or services to you. DWS Investments does not jointly market.

Rev. 09/2010

Notes

Notes

Notes

Notes

Notes

ITEM 2.	CODE OF ETHICS

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable

ITEM 6.	SCHEDULE OF INVESTMENTS

Not applicable

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There were no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board.  The primary function of the Nominating and Governance Committee is to identify and recommend individuals for membership on the Board and oversee the administration of the Board Governance Guidelines. Shareholders may recommend candidates for Board positions by forwarding their correspondence by U.S. mail or courier service to Paul K. Freeman, Independent Chairman, DWS Funds, P.O. Box 101833, Denver, CO 80250-1833.

ITEM 11.	CONTROLS AND PROCEDURES

(a)
The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)
There have been no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 12.	EXHIBITS

	(a)(1)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

	(b)	Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

Form N-CSRS Item F

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Dreman Mid Cap Value Fund, a series of DWS Value Series, Inc.

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	July 27, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	July 27, 2011

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	July 27, 2011